Income tax benefit - Deferred tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Borrowings - convertible notes
Deferred tax balance movement
Beginning Balance	$ (585)	$ (544)
(Charged)/ credited to profit or loss	551	527
Movement in equity	(378)	(618)
Exchange differences (charged)/credited to comprehensive loss	22	50
Ending balance	(390)	(585)
Property, plant and equipment
Deferred tax balance movement
Beginning Balance	(5)	(4)
(Charged)/ credited to profit or loss	(3)	(1)
Ending balance	(8)	(5)
Right of use asset
Deferred tax balance movement
Beginning Balance	(20)	(32)
(Charged)/ credited to profit or loss	10	8
Exchange differences (charged)/credited to comprehensive loss		4
Ending balance	(10)	(20)
Prepaid expenses
Deferred tax balance movement
Beginning Balance	(8)	(1)
(Charged)/ credited to profit or loss	(4)	(7)
Exchange differences (charged)/credited to comprehensive loss	1
Ending balance	(11)	(8)
Deferred tax liabilities
Deferred tax balance movement
Beginning Balance	(618)	(581)
(Charged)/ credited to profit or loss	554	527
Movement in equity	(378)	(618)
Exchange differences (charged)/credited to comprehensive loss	23	54
Ending balance	$ (419)	$ (618)